Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsidiaries [Member]
Summary of Disaggregation of Revenue
During the three and nine months ended September 30, 2020 and 2021, Marketplace revenues consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Marketplace revenues:
Owned Properties	$(2,519)	$96,169	$21,601	$198,900
Private Label	(3,313)	24,296	1,510	48,206

Total Marketplace revenues	$(5,832)	$120,465	$23,111	$247,106

During the three and nine months ended September 30, 2020 and 2021, Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Marketplace revenues:
Concerts	$(3,455)	$55,343	$20,769	$112,200
Sports	(1,565)	53,485	(1,636)	115,628
Theater	(828)	11,131	3,742	18,429
Other	16	506	236	849

Total Marketplace revenues	$(5,832)	$120,465	$23,111	$247,106

During 2019 and 2020, Marketplace revenues consisted of the following (in thousands):

	Years Ended December 31,
	2019	2020
Marketplace revenues:
Owned Properties	$329,262	$24,188
Private Label	74,383	(907)

Total Marketplace revenues	$403,645	$23,281

When assessing the performance of the business, the Company’s CODM also reviews Marketplace revenues generated by event category. During 2019 and 2020, Marketplace revenues consisted of the following event categories (in thousands):

	Years Ended December 31,
	2019	2020
Marketplace revenues:
Concerts	$187,753	$15,775
Sports	169,577	3,484
Theater	44,754	3,759
Other	1,561	263

Total Marketplace revenues	$403,645	$23,281